Accumulated Other Comprehensive Income - Reclassifications Out of AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net securities gains (losses)	$ (6)	$ (1,856)	$ (11)
Interest income — Loans	5,749	6,026	6,219
Interest expense — Long-term debt	(734)	(1,187)	(1,305)
Investment banking and debt placement fees	780	688	542
Other expense	682	740	997
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	2,304	(306)	1,160
Income taxes	476	(143)	196
INCOME (LOSS) FROM CONTINUING OPERATIONS	1,828	(163)	964
Reclassification out of Accumulated Other Comprehensive Income | Unrealized gains (losses) on available for sale securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net securities gains (losses)	0	(1,863)	(4)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	0	(1,863)	(4)
Income taxes	0	(445)	(1)
INCOME (LOSS) FROM CONTINUING OPERATIONS	0	(1,418)	(3)
Reclassification out of Accumulated Other Comprehensive Income | Unrealized gains (losses) on derivative financial instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest income — Loans	(358)	(733)	(956)
Interest expense — Long-term debt	(2)	(2)	(2)
Investment banking and debt placement fees	0	0	5
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(360)	(735)	(953)
Income taxes	(87)	(176)	(228)
INCOME (LOSS) FROM CONTINUING OPERATIONS	(273)	(559)	(725)
Reclassification out of Accumulated Other Comprehensive Income | Amortization of losses
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other expense	(7)	(8)	(8)
Reclassification out of Accumulated Other Comprehensive Income | Settlement loss
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other expense	0	0	(18)
Reclassification out of Accumulated Other Comprehensive Income | Amortization of prior service credit
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Other expense	1	1	1
Reclassification out of Accumulated Other Comprehensive Income | Net pension and postretirement benefit costs
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(6)	(7)	(25)
Income taxes	(2)	(3)	(7)
INCOME (LOSS) FROM CONTINUING OPERATIONS	$ (4)	$ (4)	$ (18)